Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Pension and other post-retirement benefits

25. Pension and other post-retirement benefits

Cameco maintains both defined benefit and defined contribution plans providing pension benefits to substantially all of its employees. All regular and temporary employees participate in a registered defined contribution plan. This plan is registered under the Pension Benefits Standard Act, 1985. In addition, all Canadian-based executives participate in a non-registered supplemental executive pension plan which is a defined benefit plan.

Under the supplemental executive pension plan (SEPP), Cameco provides a lump sum benefit equal to the present value of a lifetime pension benefit based on the executive’s length of service and final average earnings. The plan provides for unreduced benefits to be paid at the normal retirement age of 65, however unreduced benefits could be paid if the executive was at least 60 years of age and had 20 years of service at retirement. This program provides for a benefit determined by a formula based on earnings and service, reduced by the benefits payable under the registered base plan. Security is provided for the SEPP benefits through a letter of credit held by the plan’s trustee. The face amount of the letter of credit is determined each year based on the wind-up liabilities of the supplemental plan, less any plan assets currently held with the trustee. A valuation is required annually to determine the letter of credit amount. Benefits will continue to be paid from plan assets until the fund is exhausted, at which time Cameco will begin paying benefits from corporate assets.

Cameco also maintains non-pension post-retirement plans (“other benefit plans”) which are defined benefit plans that cover such benefits as group life insurance and supplemental health and dental coverage to eligible employees and their dependents. The costs related to these plans are charged to earnings in the period during which the employment services are rendered. These plans are funded by Cameco as benefit claims are made.

The board of directors of Cameco has final responsibility and accountability for the Cameco retirement programs. The board is ultimately responsible for managing the programs to comply with applicable legislation, providing oversight over the general functions and setting certain policies.

Cameco expects to pay $1,044,000 in contributions and letter of credit fees to its defined benefit plans in 2019.

The post-retirement plans expose Cameco to actuarial risks, such as longevity risk, market risk, interest rate risk, liquidity risk and foreign currency risk. The other benefit plans expose Cameco to risks of higher supplemental health and dental utilization than expected. However, the other benefit plans have limits on Cameco’s annual benefits payable.

The effective date of the most recent valuation for funding purposes on the registered defined benefit pension plans is January 1, 2018. The next planned effective date for valuations is January 1, 2021.

Cameco has more than one defined benefit plan and has generally provided aggregated disclosures in respect of these plans, on the basis that these plans are not exposed to materially different risks. Information relating to Cameco’s defined benefit plans is shown in the following table:

	Pension benefit plans		Other benefit plans
	2018	2017	2018	2017

Fair value of plan assets, beginning of year	$8,061	$8,652	$-	$-
Interest income on plan assets	259	320	-	-
Return on assets excluding interest income	(292)	(2)	-	-
Employer contributions	61	-	-	-
Benefits paid	(910)	(907)	-	-
Administrative costs paid	(2)	(2)	-	-

Fair value of plan assets, end of year	$7,177	$8,061	$-	$-

Defined benefit obligation, beginning of year	$55,972	$54,930	$26,893	$23,421
Current service cost	1,670	1,544	1,429	1,227
Interest cost	1,668	1,810	946	945
Actuarial loss (gain) arising from:
- demographic assumptions	-	-	(192)	-
- financial assumptions	(3,776)	3,840	(1,887)	2,076
- experience adjustment	56	2,403	(2,919)	50
Past service cost	-	-	(1,929)	-
Benefits paid	(2,028)	(9,095)	(1,180)	(826)
Foreign exchange	709	540	-	-

Defined benefit obligation, end of year	$54,271	$55,972	$21,161	$26,893

Defined benefit liability [note 14]	$(47,094)	$(47,911)	$(21,161)	$(26,893)

The percentages of the total fair value of assets in the pension plans for each asset category at December 31 were as follows:

	Pension benefit plans
	2018	2017

Asset category(a)
Canadian equity securities	9%	8%
Global equity securities	21%	16%
Canadian fixed income	29%	27%
Other(b)	41%	49%

Total	100%	100%

(a) The defined benefit plan assets contain no material amounts of related party assets at December 31, 2018 and 2017 respectively.

(b) Relates to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan.

The following represents the components of net pension and other benefit expense included primarily as part of administration:

	Pension benefit plans		Other benefit plans
	2018	2017	2018	2017

Current service cost	$1,670	$1,544	$1,429	$1,227
Net interest cost	1,409	1,490	946	945
Past service cost	-	-	(1,929)	-
Administration cost	2	2	-	-

Defined benefit expense [note 18]	3,081	3,036	446	2,172
Defined contribution pension expense [note 18]	13,431	15,929	-	-

Net pension and other benefit expense	$16,512	$18,965	$446	$2,172

The total amount of actuarial losses (gains) recognized in other comprehensive income is:

	Pension benefit plans		Other benefit plans
	2018	2017	2018	2017

Actuarial loss (gain)	$(3,720)	$6,243	$(4,998)	$2,126
Return on plan assets excluding
interest income	292	2	-	-

	$(3,428)	$6,245	$(4,998)	$2,126

The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):

	Pension benefit plans		Other benefit plans
	2018	2017	2018	2017

Discount rate - obligation	3.7%	3.4%	3.9%	3.4%
Discount rate - expense	3.4%	3.9%	3.4%	3.9%
Rate of compensation increase	3.0%	3.0%	-	-
Initial health care cost trend rate	-	-	6.0%	7.0%
Cost trend rate declines to	-	-	5.0%	5.0%
Year the rate reaches its final level	-	-	2022	2021
Dental care cost trend rate	-	-	5.0%	5.0%

At December 31, 2018, the weighted average duration of the defined benefit obligation for the pension plans was 19.4 years (2017 - 20.3 years) and for the other benefit plans was 14.3 years (2017 - 15.7 years).

A 1% change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:

	Pension benefit plans		Other benefit plans
	Increase	Decrease	Increase	Decrease

Discount rate	$(6,548)	$8,475	$(2,784)	$3,503
Rate of compensation increase	2,481	(2,281)	n/a	n/a

A 1% change in any of the other assumptions would not have a significant impact on the defined benefit obligation.

The methods and assumptions used in preparing the sensitivity analyses are the same as the methods and assumptions used in determining the financial position of Cameco’s plans as at December 31, 2018. The sensitivity analyses are determined by varying the sensitivity assumption and leaving all other assumptions unchanged. Therefore, the sensitivity analyses do not recognize any interdependence in the assumptions. The methods and assumptions used in determining the above sensitivity are consistent with the methods and assumptions used in the previous year.

In addition, an increase of one year in the expected lifetime of plan participants in the pension benefit plans would increase the defined benefit obligation by $1,245,000.

To measure the longevity risk for these plans, the mortality rates were reduced such that the average life expectancy for all members increased by one year. The reduced mortality rates were subsequently used to re-measure the defined benefit obligation of the entire plan.